Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events for matters that require recognition or disclosure in the Company’s financial statements through the date these financial statements were issued.

On January 12, 2015, the Company entered into an unsecured promissory note with an unrelated party. The note provides for a $250,000 loan to the Company with an annual interest rate of 14% payable at maturity on June 30, 2015. This is in addition to a note entered into on October 7, 2014 in the same amount, with the same party. Both notes totaling $500,000 are due with principal and accrued interest on June 30, 2015.

On January 23, 2015, Talon OP entered into a purchase agreement with Hoopeston I, L.L.C. and Broadmoor Place Associates, LLC to acquire a building and certain other assets located at 5799 Broadmoor Street, Mission, KS for a purchase price of $11,580,000. The property consists of a building of approximately 115,811 rentable square feet located in Mission, KS 66202. The acquisition is expected to close subject to the satisfaction of customary closing conditions.

On February 10, 2015, the Company entered into a promissory note with US Income Partners, LLC, known as USIP, to borrow up to $2,000,000 in aggregate principal with an interest rate of 16% and a maturity date of March 1, 2016. The note requires monthly payments of interest only. The loan is secured by a second mortgage on the property at 10301 Bren Road West, Minnetonka, MN held by Talon Bren Road, LLC, a wholly owned subsidiary of Talon OP. The loan documents contain events of default that are customary for loans of this type. The obligations of Talon OP under the loan are guaranteed by both the Company and an unrelated party. In consideration for providing the guaranty, the Company issued the third party guarantor 460,000 shares of its common stock. Proceeds from the USIP note were used to pay off the note referred to as Talon Bren Road, LLC Mortgage 2 in Note 5 which was secured by the same property.